Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease payments
Year ending December 31,	Operating lease
2022	294
2023	268
2024	36